                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING
                        Commission File Number: 333-75818

 (Check One): [x]Form 10-K [ ]Form 20-F [ ]Form 11-K [ ]Form 10-Q [ ]Form N-SAR

            For Period Ended: For fiscal year ended December 31, 2002
                                                    -----------------
                           (Special Financial Report)

                           [  ]  Transition Report on Form 10-K
                           [  ]  Transition Report on Form 20-F
                           [  ]  Transition Report on Form 11-K
                           [  ]  Transition Report on Form 10-Q
                           [  ]  Transition Report on Form N-SAR
                           For the Transition Period Ended:


Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:



Part I - REGISTRANT INFORMATION

                          Hanover Equipment Trust 2001B
                          -----------------------------
                             Full Name of Registrant

                                       N/A
                                       ---
                            Former Name if Applicable

                          c/o Wilmington Trust Company

                               Rodney Square North

                            1100 North Market Street
                            ------------------------
            Address of Principal Executive Office (Street and Number)

                           Wilmington, Delaware 19890
                           --------------------------
                            City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if applicable)

           |      (a)      The reasons described in reasonable detail in Part
           |               III of this form could not be eliminated without
           |               unreasonable effort or expense;
           |
           |      (b)      The subject annual report, semi-annual report,
           |               transition report on Form 10-K, Form 20-F, 11-K or
           |               Form N-SAR, or portion thereof, will be filed on or
     [X]   |               before the fifteenth calendar day following the
           |               prescribed due date; or the subject quarterly report
           |               of transition report on Form 10-Q, or portion
           |               thereof will be filed on or before the fifth
                           calendar day following the prescribed due date; and

                  (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III - NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11K, 20-F, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

Due to the recent enactment of the Sarbanes-Oxley Act of 2002 (the "Act"), additional time is needed to comply with the new disclosure and certification requirements set forth under the Act, and the related rules promulgated by the Securities and Exchange Commission. The Registrant expects to file the special financial report under cover of an Annual Report on Form 10-K pursuant to Rule 15d-2 promulgated under the Securities Exchange Act of 1934, as amended, within the extension period.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

              David A. Vanaskey, Jr.          (302) 651-1000
              ----------------------          --------------
              (Name)                          (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify reports(s).

                                                               [X]  Yes   [ ] No


(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                               [ ]  Yes   [X] No


         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

--------------------------------------------------------------------------------

                          Hanover Equipment Trust 2001B
                          -----------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

                            HANOVER EQUIPMENT TRUST 2001B

                            By: Wilmington Trust Company, not in its individual capacity but solely as Trustee for the Hanover Equipment Trust 2001B



Date:  May 13, 2003         /s/ DAVID A. VANASKEY, JR.
                            --------------------------------------
                            David A. Vanaskey, Jr., Vice President



Note: Because the registrant is a trust without officers, directors or employees, only the signature of an officer of the trustee of the registrant is available and has been provided.